TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statements of Additional Information

Transamerica Sustainable Bond

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Effective March 31, 2024, the following will replace the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Sustainable Bond under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Bradley D. Doyle, CFA	Portfolio Manager	since July 2020
Emily Phelps, CFA	Portfolio Manager	since December 2023
Jim Elliott	Portfolio Manager	since March 2024

Effective March 31, 2024, the following will replace the corresponding information in the Prospectuses for Transamerica Sustainable Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2020; Portfolio Manager with Aegon USA Investment Management, LLC since 2004
Emily Phelps, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2023; Employed by Aegon USA Investment Management, LLC since 2019; Portfolio Manager with Aegon USA Investment Management, LLC since 2022; Member of the Client Investment Solutions Group
Jim Elliott	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2024; Employed by Aegon USA Investment Management, LLC since 2021, Structured Research Analyst; Collateral Credit Risk Team Lead, Federal Home Loan Bank of Chicago from 2019 - 2021

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Effective March 31, 2024, the following will replace the corresponding information in the Statements of Additional Information under the section in Appendix B entitled “Portfolio Managers – Aegon USA Investment Management, LLC (“AUIM”):

Transamerica Sustainable Bond

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Bradley D. Doyle, CFA	8	$7.33 billion	8	$1.41 billion	8	$24.67 billion
Emily Phelps, CFA	0	$0	0	$0	1	$12 million
Jim Elliott*	0	$0	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Bradley D. Doyle, CFA	0	$0	0	$0	0	$0
Emily Phelps, CFA	0	$0	0	$0	0	$0
Jim Elliott*	0	$0	0	$0	0	$0

* As of 2/29/2024

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Investors Should Retain this Supplement for Future Reference

March 28, 2024